Related Party Balances and Transactions (Tables)	12 Months Ended
Jun. 30, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Related Party Balances and Transactions
Name of Related Party	Relationship to Us
Zhuoqin Huang	Chairman of the board of the Company
Shenzhen HipHopJust Information Technology Co., Ltd.	Minority shareholder of Shenzhen JamBox
Weiyi Lin	Director of Xiamen Pop Shuzhi and former vice president and former director of the Company
Lei Wang	Director of Pupu Sibo
Wanquan Yi	Director of Shenzhen Pop
Shenzhen JamBox	A company controlled by Wanquan Yi, director of Shenzhen Pop
Xiamen Hualiu Boying Film & Media Co., Ltd. (“Hualiu Boying”).	A company with minority interest
Xiamen Pupu Investment	A company controlled by the Chairman of the Company

Schedule of Due from Related Parties	As of June 30, 2024 and 2023, due from related parties consisted of the following:
		As of June 30,
		2024	2023
Lei Wang	Receivable on disposal of a subsidiary	$11,903	$-
Wanquan Yi	Receivable on disposal of a subsidiary	247,688	-
Shenzhen JamBox	Outstanding balance on date of disposal of this subsidiary and further loan to this company	389,559	-
Weiyi Lin	Temporary loan	-	13,280
		649,150	13,280
Allowance for credit loss		-	-
Due from related parties, net		$649,150	$13,280

Schedule of Accounts Receivable, Net - Related Parties	As of June 30, 2024 and 2023, accounts receivable, net - related parties consisted of the following:
		As of June 30,
		2024	2023
Shenzhen JamBox	Outstanding balance on date of disposal of this subsidiary	$2,121,725	$-
Hualiu Boying		8,373	-
Xiamen Pupu Investment		165	-
		2,130,263	-
Allowance for credit loss		(1,513)	-
Accounts receivable, net-related parties		$2,128,750	$-

Schedule of Contract Liability - Related Parties	As of June 30, 2024 and 2023, contract liability - related parties consisted of the following:
		As of June 30,
		2024	2023
Xiamen Pupu Investment	Prepayment from the company for the service provided to	2,906,209	-
Total		$2,906,209	$-

Schedule of Accrued Liabilities and Other Payables - Related Parties	As of June 30, 2024 and 2023, accrued liabilities and other payables - related parties consisted of the following:
		As of June 30,
		2024	2023
Xiamen Pupu Investment	Outstanding balance on date of disposal of this subsidiary	1,390,515	-
Total		$1,390,515	$-